Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Commitments and Contingencies Disclosure [Abstract]
Guarantee obligation carrying value	$ 22	$ 24
Guarantee obligations maximum potential payment	$ 42	53
Guarantees expire	2027
Operating leases rent expense	$ 148	$ 176	$ 150